Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Parties [Abstract]
Related Parties

Note 15 — Related Parties

As described in Note 6, the Company holds equity interests in and provides certain consulting services to Dreev, an entity in which a stockholder of the Company owns the other portion of Dreev’s equity interests.

During the three and nine months ended September 30, 2023, the Company recognized revenue of $63,407 and $129,077, respectively, from an entity that is an investor in the Company. During the three and nine months ended September 30, 2022, the Company recognized revenue of zero and $28,000, respectively, from an entity that is an investor in the Company. The Company had a balance of accounts receivable of approximately zero at both September 30, 2023 and December 31, 2022 from the same entity that is an investor in the Company.

Note 15 — Related Parties

As described in Note 6, the Company holds equity interests in and provides certain consulting services to Dreev, an entity in which a stockholder of the Company owns the other portion of Dreev’s equity interests. The consulting services were zero for the years ended December 31, 2022 and December 31, 2021.

During the year ended December 31, 2022, the Company recognized revenue of $40,500 from an entity that is a stockholder of the Company. During the year ended December 31, 2021, the Company recognized revenue of $399,620 from the same entity that is a stockholder in the Company. The Company had a balance of accounts receivable of zero each at December 31, 2022 and December 31, 2021, from the same entity that is an investor in the Company.

Equity Purchase

The Company’s Chief Executive Officer and Chief Operating Officer purchased 3,363 shares of the Company’s common stock for $594.80 per share or a total of approximately $2,000,000 on June 2022. This was pursuant to a letter agreement dated April 23, 2021.